January 31, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

State Trust

Ladies and Gentlemen:

On behalf of State Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

If you have any questions concerning this filing, please contact Craig A. Foster at (614) 469-3280.

Very truly yours,

/s/ Craig A. Foster

Craig A. Foster